Net Loss Per Share - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Numerator :
Net loss attributable to TuanChe Limited's shareholders	¥ (56,166)	$ (8,383)	¥ (22,596)
Denominator:
Weighted average number of ordinary shares outstanding, basic	309,041,616	309,041,616	305,884,935
Weighted average number of ordinary shares outstanding, diluted	309,041,616	309,041,616	305,884,935
Basic net loss per share attributable to TuanChe Limited's shareholders | (per share)	¥ (0.18)	$ (0.03)	¥ (0.07)
Diluted net loss per share attributable to TuanChe Limited's shareholders | (per share)	¥ (0.18)	$ (0.03)	¥ (0.07)